Note 15 - Earnings Per Share	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
15
- Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

Year Ended	January 31, 2019	January 31, 2018	January 31, 2017

Net income for purposes of calculating basic and diluted earnings per share	31,277	26,879	23,838
Weighted average shares outstanding	76,832	76,324	75,800
Dilutive effect of employee stock options	205	167	230
Dilutive effect of restricted and performance share units	754	621	485
Weighted average common and common equivalent shares outstanding	77,791	77,112	76,515
Earnings per share
Basic	0.41	0.35	0.31
Diluted	0.40	0.35	0.31

For the years ended
January 31, 2019,
2018
and
2017,
the application of the treasury stock method excluded
271,869,
270,525
and
145,932
stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such stock options that are attributed to future service periods made such stock options anti-dilutive.

For the years ended
January 31, 2019,
2018
and
2017,
nil,
2,475
and
25,000
stock options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive.